Segment Information	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
SEGMENT INFORMATION

Note 15 — SEGMENT INFORMATION

Following the commencement of the product design, development and advisory services business of Raytech Innovation on October 1, 2025 and the acquisition of the marketing solutions business of Worry free on December 29, 2025, the Company has three reportable segments, determined on the basis of the internal reports regularly reviewed by the chief operating decision maker (the Chief Executive Officer) to allocate resources and assess performance: (i) sourcing and wholesaling of personal care electrical appliances (the “Appliances” segment, conducted by Pure Beauty); (ii) product design, development and advisory services (conducted by Raytech Innovation); and (iii) marketing solutions services (conducted by Worry free). Corporate and unallocated comprises the holding company’s central costs, principally audit, legal and directors’ fees, together with interest income. The comparative periods comprised the Appliances segment only.

The chief operating decision maker assesses segment performance based on segment net income. The significant segment expenses regularly provided to the chief operating decision maker are merchandise costs (Appliances) and service costs (the two services segments); “other segment items, net” comprises selling, general and administrative expenses, other income and expense (including interest) and income tax. The following table sets out segment information for the year ended March 31, 2026:

For the year ended March 31, 2026 (HKD)	Appliances	Design, development & advisory	Marketing solutions	Corporate / unallocated	Total
Revenue from external customers	98,434,849	21,943,236	22,251,000	–	142,629,085
Merchandise costs	(73,587,672)	–	–	–	(73,587,672)
Service costs	–	(14,800,000)	(14,623,000)	–	(29,423,000)
Depreciation and amortisation	–	–	–	(235,251)	(235,251)
Other segment items, net	(11,554,664)	(3,470,848)	(1,857,755)	(5,809,320)	(22,692,587)
Segment profit/(loss) (net income)	13,292,513	3,437,137	5,770,245	(5,809,320)	16,690,575
Goodwill	–		-	43,789,000	43,789,000
Intangible asset, net	–		-	2,564,750	2,564,750